INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2024
Schedule of Provision for income taxes(Canadian)
	June 30, 2024	June 30, 2023	June 30, 2022
	$	$	$
Loss from US operations	(657,061)	(880,786)	(636,005)
Combined federal and state level taxes	28.14%	28.58%	28.15%
Expected income tax payable (recovery)	(184,924)	(251,765)	(179,035)
Temporary difference, equipment	55,579	98,360	147,255
Other	-	-	16,311
Unrecognized benefit of non-capital losses	129,345	153,405	15,469
Provision for income taxes	-	-	-

Schedule of deferred income tax (Canadian)
	June 30,	June 30,	June 30,
	2024	2023	2022
Amounts related to tax loss carry forwards	$20,700,000	$19,543,000	$16,836,000

Schedule of deferred tax liabilities
Deferred Tax Liabilities	June 30, 2024	June 30, 2023

Licenses	$nil	$6,300

Schedule of Provision for income taxes(US)
	June 30, 2024	June 30, 2023	June 30, 2022
	$	$	$
Loss from US operations	(657,061)	(880,786)	(636,005)
Combined federal and state level taxes	28.14%	28.58%	28.15%
Expected income tax payable (recovery)	(184,924)	(251,765)	(179,035)
Temporary difference, equipment	55,579	98,360	147,255
Other	-	-	16,311
Unrecognized benefit of non-capital losses	129,345	153,405	15,469
Provision for income taxes	-	-	-

Schedule of deferred income tax (US)
	June 30,	June 30,	June 30,
	2024	2023	2022
Amounts related to tax loss carry forwards	$2,597,000	$2,142,000	$1,618,000